Service Shares [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	0.47%	1.81%
Service Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.62%	0.43%	1.78%
Service Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.26%	0.91%	1.99%
Service | Bloomberg Municipal Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%	2.25%